PRIVATE PLACEMENT FINANCING (2015) - Additional Information (Detail) - USD ($)			1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 02, 2015	Jun. 30, 2015	Jan. 30, 2014	Apr. 19, 2013	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Sep. 30, 2014	Jun. 22, 2015	Feb. 04, 2014	Sep. 30, 2013
Private Placement [Line Items]
Stock Issued During Period, Shares, New Issues	454,387						454,387
Common Stock, Par or Stated Value Per Share		$ 0.001			$ 0.001		$ 0.001		$ 0.001			$ 0.001
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.75
Proceeds from Issuance of Common Stock	$ 100,000						$ 100,000
Derivative, Fair Value, Net, Total									$ 10,391,693	$ 927,373
Proceeds from Issuance of Private Placement				$ 2,000,000			451,000		2,850,000
Fair Value Of Derivative Liabilities In Excess Of Proceeds					$ 0	$ 0	0	$ (7,541,693)
Common Stock		$ 92,702			$ 92,702		$ 92,702		$ 72,051			$ 60,145
2015 Investor
Private Placement [Line Items]
Stock Issued During Period, Shares, New Issues	454,387						454,387
Proceeds from Issuance of Common Stock	$ 100,000						$ 100,000
Series D Warrants
Private Placement [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.25			$ 0.25		$ 0.25
Series A and Series C Warrants [Member]
Private Placement [Line Items]
Stock Issued During Period, Shares, New Issues							13,936,367
Proceeds from Issuance of Common Stock							$ 3,066,000
2015 Private Placement
Private Placement [Line Items]
Stock Issued During Period, Shares, New Issues		14,390,754	11,400,000
Share Price		$ 0.22	$ 0.25		0.22		$ 0.22
Common Stock, Par or Stated Value Per Share		$ 0.001			$ 0.001		$ 0.001		$ 0.001		$ 0.001
Proceeds from Issuance of Common Stock		$ 3,100,000	$ 2,850,000						$ 800,000
Derivative, Fair Value, Net, Total		2,458,204			$ 2,458,204		$ 2,458,204				$ 10,391,693
Proceeds from Issuance of Private Placement					2,850,000		3,066,000
Fair Value Of Derivative Liabilities In Excess Of Proceeds					7,541,693		593,860	$ 607,796	$ 7,541,693
Common Stock		$ 13,936			$ 13,936		$ 13,936				$ 11,400
2015 Private Placement | Series D Warrants
Private Placement [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.25			$ 0.25		$ 0.25